DERIVATIVE INSTRUMENTS (Fair Value of Outstanding Derivative Instruments) (Details) - Designated as hedging instrument [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ 32	$ 131
Foreign exchange contracts [Member] | Cash flow hedging [Member] | Other account payables and accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ 32	$ 131